Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 196,399	¥ 184,087	¥ 178,101
Provision for credit losses, net of reversal	137,293	81,440	76,143
Charge-offs	(98,352)	(91,698)	(96,444)
Recoveries	25,578	26,178	25,344
Other	(18,569)	(3,608)	943
Allowance for credit losses at end of year	¥ 242,349	¥ 196,399	¥ 184,087